Bonds, Borrowings and Lease Liabilities	12 Months Ended
Mar. 31, 2019
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Bonds, Borrowings and Lease Liabilities
18.	Bonds, Borrowings and Lease Liabilities

(1)	Bonds, borrowings and lease liabilities

Details of bonds, borrowings and lease liabilities are as follows:

	(Millions of Yen)
	As of March 31, 2019	Average interest rate (%)	As of March 31, 2018	Average interest rate (%)	Maturity date
Short-term borrowings	215,393	1.2	137,323	1.0	—
Current portion of long-term borrowings repayable within one year	111,177	1.0	184,809	1.0	—
Current portion of bonds repayable within one year	60,000	1.4	85,700	1.5	—
Current portion of lease liabilities repayable within one year	8,783	0.8	8,550	0.8	—
Commercial papers	120,000	(0.0)	89,000	(0.0)	—
Long-term borrowings	1,595,905	0.8	1,401,156	0.8	July 19, 2075
Bonds	220,000	0.7	209,996	1.0	September 19, 2031
Lease liabilities	37,970	0.8	41,218	0.8	March 31, 2076

Total	2,369,231		2,157,755

“Average interest rate” represents the weighted average interest rate to the aggregate balance at the end of the reporting period.

(2)	Details of bonds

	(Millions of Yen)
Type	Issue date	As of March 31, 2019	As of March 31, 2018	Maturity date
Bonds issued by NSC
Japanese Yen Corporate Bonds Maturity 2019	February 15, 1999	—	696	February 15, 2019
The 58th Issue of Unsecured Corporate Bonds	September 2, 2008	—	30,000	June 20, 2018
The 59th Issue of Unsecured Corporate Bonds	September 2, 2008	10,000	10,000	June 20, 2028
The 61st Issue of Unsecured Corporate Bonds	December 2, 2008	—	15,000	September 20, 2018
The 63rd Issue of Unsecured Corporate Bonds	June 9, 2009	20,000	20,000	June 20, 2019
The 64th Issue of Unsecured Corporate Bonds	April 20, 2010	20,000	20,000	March 19, 2020
The 65th Issue of Unsecured Corporate Bonds	August 31, 2010	15,000	15,000	June 19, 2020
The 67th Issue of Unsecured Corporate Bonds	May 24, 2011	30,000	30,000	March 19, 2021
The 65th No.2 Issue of Unsecured Corporate Bonds	May 31, 2011	—	10,000	May 31, 2018
The 68th Issue of Unsecured Corporate Bonds	October 20, 2011	15,000	15,000	September 17, 2021
The 68th No.2 Issue of Unsecured Corporate Bonds	October 20, 2011	—	10,000	October 19, 2018
The 70th Issue of Unsecured Corporate Bonds	April 20, 2012	10,000	10,000	April 19, 2019
The 69th No.2 Issue of Unsecured Corporate Bonds	July 20, 2012	10,000	10,000	June 20, 2019
The 70th No.2 Issue of Unsecured Corporate Bonds	July 20, 2012	20,000	20,000	June 20, 2022
The 1st Issue of Unsecured Corporate Bonds	September 26, 2016	10,000	10,000	September 18, 2026
The 2nd Issue of Unsecured Corporate Bonds	September 26, 2016	10,000	10,000	September 19, 2031
The 3rd Issue of Unsecured Corporate Bonds	May 25, 2017	10,000	10,000	May 20, 2024
The 4th Issue of Unsecured Corporate Bonds	May 25, 2017	10,000	10,000	May 20, 2027
The 5th Issue of Unsecured Corporate Bonds	December 8, 2017	10,000	10,000	December 20, 2024
The 6th Issue of Unsecured Corporate Bonds	December 8, 2017	10,000	10,000	December 20, 2027
The 7th Issue of Unsecured Corporate Bonds	June 12, 2018	20,000	—	June 20, 2023
The 8th Issue of Unsecured Corporate Bonds	June 12, 2018	20,000	—	June 20, 2025
The 9th Issue of Unsecured Corporate Bonds	June 12, 2018	20,000	—	June 20, 2028
Bonds issued by Nisshin Steel
The 19th Issue of Unsecured Corporate Bonds	June 2, 2008	—	10,000	June 1, 2018
The 23rd Issue of Unsecured Corporate Bonds	March 10, 2014	—	10,000	March 8, 2019
Bonds issued by Sanyo Special Steel
The 2nd Issue of Unsecured Corporate Bonds	December 7, 2017	10,000	—	December 6, 2024

Total		280,000	295,696

(3)	Reconciliation of changes in liabilities in cash flows from financing activities

The table below presents a reconciliation of main changes in liabilities arising from financing activities.

	(Millions of Yen)
	Short-term borrowings	Commercial papers	Long-term borrowings	Bonds	Lease liabilities	Total
As of March 31, 2017	142,769	31,854	1,595,610	396,005	48,688	2,214,928

Cash flows from financing activities	(7,114)	57,140	2,672	(100,000)	(12,377)	(59,677)
Effects of changes in consolidation scope	1,331	—	1,435	—	(7)	2,759
Effects of changes in foreign exchange rates	276	4	(10,865)	—	196	(10,387)
Other	60	—	(2,886)	(309)	13,267	10,132

As of March 31, 2018	137,323	89,000	1,585,966	295,696	49,768	2,157,755

Cash flows from financing activities	44,401	23,000	102,850	(25,700)	(9,792)	134,760
Effects of changes in consolidation scope	35,073	8,000	20,872	10,000	(65)	73,880
Effects of changes in foreign exchange rates	(1,220)	—	(2,013)	—	(43)	(3,277)
Other	(184)	—	(593)	3	6,886	6,112

As of March 31, 2019	215,393	120,000	1,707,083	280,000	46,754	2,369,231